Derivative Liabilities (Details) (USD $)					12 Months Ended
	Jul. 31, 2012	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jul. 31, 2011 Warrants Isssued January To April 2011 [Member]	Jul. 31, 2011 Warrants Isssued July 2011 [Member]	Jul. 31, 2012 Additional Warrants [Member]	Jul. 31, 2011 Additional Warrants [Member]	Jul. 31, 2012 Warrant Fair Value [Member]	Jul. 31, 2011 Warrant Fair Value [Member]	Jul. 31, 2012 Warrant Exercised [Member]	Jul. 31, 2012 Warrants Isssued February 2012 [Member]
Balance - Derivative warrant liability Value		$ 4,081,627	$ 8,745,508	$ 5,679,721
Additional warrants issued in financing					3,415,536	1,871,167	1,548,813	3,867,678	(793,706)	(6,088,594)	(7,230,734)	1,811,746
Balance - Derivative warrant liability Value		$ 4,081,627	$ 8,745,508	$ 5,679,721
No. of Warrants - Derivative warrant liability	74,264,078	55,148,530	80,234,017	16,503,340
Warrants Issued					16,056,000	17,166,666	11,444,440	30,508,011				13,333,333
Warrants Exercised											(49,863,260)
No. of Warrants - Derivative warrant liability	74,264,078	55,148,530	80,234,017	16,503,340